Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD [Member] USD ($)	Share premium [Member] EUR (€)	Share premium [Member] USD [Member] USD ($)	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD [Member] USD ($)	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD [Member] USD ($)	Translation reserve from Foreign Operations [Member] EUR (€)	Translation reserve from Foreign Operations [Member] USD [Member] USD ($)	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD [Member] USD ($)	Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD [Member] USD ($)	Total [Member] EUR (€)	Total [Member] USD [Member] USD ($)	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD [Member] USD ($)	EUR (€)	USD [Member] USD ($)
Balance at Dec. 31, 2017	€ 19,980		€ 58,339		€ (299)		€ (1,736)		€ 2,219		€ 138				€ 78,641		€ (1,141)		€ 77,500
Statement Line Items [Line Items]
Profit (Loss) for the year					1,057										1,057		(453)		604
Other comprehensive loss for the year									(823)		(365)				(1,188)		36		(1,152)
Total comprehensive loss for the year					1,057				(823)		(365)				(131)		(417)		(548)
Share-based payments			5												5				5
Balance at Dec. 31, 2018	19,980		58,344		758		(1,736)		1,396		(227)				78,515		(1,558)		76,957
Statement Line Items [Line Items]
Profit (Loss) for the year					12,060										12,060		(2,276)		9,784
Other comprehensive loss for the year									2,960		(846)				2,114		(857)		1,257
Total comprehensive loss for the year					12,060				2,960		(846)				14,174		(3,133)		11,041
Sale of shares in subsidiaries to non-controlling interests													5,439		5,439		5,374		10,813
Purchase of shares in subsidiaries from non-controlling interests													667		667		254		921
Issuance of ordinary shares	2,010		5,797												7,807				7,807
Options exercise	8		11												19				19
Share-based payments			8												8				8
Balance at Dec. 31, 2019	21,998	$ 26,987	64,160	$ 78,711	12,818	$ 15,725	(1,736)	$ (2,130)	4,356	$ 5,343	(1,073)	$ (1,316)	6,106	$ 7,491	106,629	$ 130,811	937	$ 1,151	107,566	$ 131,962
Statement Line Items [Line Items]
Profit (Loss) for the year					(4,627)	(5,676)									(4,627)	(5,676)	(1,541)	(1,892)	(6,168)	(7,568)
Other comprehensive loss for the year									(533)	(654)	1,414	1,735			881	1,081	1,402	1,720	2,283	2,801
Total comprehensive loss for the year					(4,627)	(5,676)			(533)	(654)	1,414	1,735			(3,746)	(4,595)	(139)	(172)	(3,885)	(4,767)
Issuance of ordinary shares	3,084	3,783	18,191	22,316											21,275	26,099			21,275	26,099
Options exercise	20	25													20	25			20	25
Share-based payments			50	61											50	61			50	61
Balance at Dec. 31, 2020	€ 25,102	$ 30,795	€ 82,401	$ 101,088	€ 8,191	$ 10,049	€ (1,736)	$ (2,130)	€ 3,823	$ 4,689	€ 341	$ 419	€ 6,106	$ 7,491	€ 124,228	$ 152,401	€ 798	$ 979	€ 125,026	$ 153,380